CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents (including cash and cash equivalents of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs of RMB 5,042 and RMB 27 (US$4) as of December 31, 2022 and 2023, respectively)	¥ 425,976	$ 59,997	¥ 533,481
Restricted cash	1,008,318	142,019	399,337
Short-term investments	35,888	5,055	725,043
Prepayments and other current assets (including prepayments and other current assets of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs of RMB 17,909 and nil as of December 31, 2022 and 2023, respectively)	674,100	94,945	777,842
Lease rental receivables	47,925	6,750	43,067
Inventories	7,794	1,098	16,480
Total current assets	3,090,197	435,245	3,262,942
Non-current assets:
Restricted cash	812,371	114,420	1,545,605
Non-current deposits	81,869	11,531	50,767
Operating lease right-of-use assets	1,293,526	182,189	1,743,798
Lease rental receivables	314	44	40,188
Long-term investments	156,859	22,093	156,859
Property and equipment, net	624,205	87,917	784,732
Intangible assets, net	93,173	13,123	75,553
Goodwill	54,135	7,625	54,135
Other non-current assets	46,913	6,608	75,666
Total non-current assets	3,163,365	445,550	4,527,303
Total assets	6,253,562	880,795	7,790,245
Current liabilities:
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB 20,741 and RMB 33,230 (US$4,690) as of December 31, 2022 and 2023, respectively)	1,091,573	153,745	1,145,654
Customer advances and deposits and deferred revenue (including customer advances and deposits and deferred revenue of the consolidated VIEs without recourse to the primary beneficiary of nil and RMB 34 (US$5) as of December 31, 2022 and 2023, respectively)	288,184	40,590	277,737
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB 376 and nil as of December 31, 2022 and 2023, respectively)	523,790	73,774	544,262
Financing lease liabilities (including financing lease liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB 10,383 and RMB 20 (US$3) as of December 31, 2022 and 2023, respectively)	418	59	11,873
Income tax payable	2,777	391	1,563
Short-term bank loans (including short-term bank loans of the consolidated VIEs without recourse to the primary beneficiary of RMB 110,142 and RMB 144,755(US$20,438) as of December 31, 2022 and 2023, respectively)	401,755	56,586	183,270
Long-term bank loan - current portion	794,679	111,928
Long-term borrowings - current portion	721	102	79,148
Convertible senior notes held by a related party-current	106,318	14,975	522,821
Total current liabilities	4,852,198	683,418	4,197,647
Non-current liabilities
Operating lease liabilities	862,514	121,483	1,292,057
Financing lease liabilities (including financing lease liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB 24,702 and RMB 370(US$52) as of December 31, 2022 and 2023, respectively)	1,231	173	26,024
Long-term bank loans	159,729	22,497	928,894
Long-term borrowings			381
Convertible senior notes held by a related party	424,962	59,855	522,744
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB 438 and RMB 17,346 (US$2,449) as of December 31, 2022 and 2023, respectively)	22,837	3,216	18,752
Total non-current liabilities	1,471,273	207,224	2,788,852
Total liabilities	6,323,471	890,642	6,986,499
Commitments and contingencies
Mezzanine Equity:
Convertible non-controlling interests	191,865	27,024	191,865
Total mezzanine equity	191,865	27,024	191,865
Shareholders' equity (deficit):
Treasury shares	(23,853)	(3,360)
Additional paid-in-capital	19,529,806	2,750,715	19,481,417
Accumulated deficit	(19,749,262)	(2,781,625)	(18,934,860)
Accumulated other comprehensive income	119,169	16,785	124,464
BEST Inc. shareholders' equity (deficit)	(98,152)	(13,825)	697,009
Non-controlling interests	(163,622)	(23,046)	(85,128)
Total shareholders' equity (deficit)	(261,774)	(36,871)	611,881
Total liabilities, mezzanine equity and shareholders' equity (deficit)	6,253,562	880,795	7,790,245
Class A ordinary shares
Shareholders' equity (deficit):
Ordinary shares	16,532	2,328	16,532
Class B ordinary shares
Shareholders' equity (deficit):
Ordinary shares	6,178	870	6,178
Class C ordinary shares
Shareholders' equity (deficit):
Ordinary shares	3,278	462	3,278
Nonrelated Party
Current assets:
Accounts and notes receivable, net	829,802	116,875	691,324
Current liabilities:
Accounts and notes payable (including accounts and notes payable of the consolidated VIEs without recourse to the primary beneficiary of RMB 22,379 and RMB 45,719 (US$6,456) as of December 31, 2022 and 2023, respectively)	1,640,864	231,110	1,430,004
Convertible senior notes held by a related party-current	78	11	77
Related Parties
Current assets:
Accounts and notes receivable, net	60,394	8,506	76,368
Current liabilities:
Accounts and notes payable (including accounts and notes payable of the consolidated VIEs without recourse to the primary beneficiary of RMB 22,379 and RMB 45,719 (US$6,456) as of December 31, 2022 and 2023, respectively)	1,119	158	1,315
Convertible senior notes held by a related party-current	106,240	14,964	522,744
Non-current liabilities
Convertible senior notes held by a related party	¥ 424,962	$ 59,855	¥ 522,744